Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Loss Per Share (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Basic and Diluted Loss Per Share [Abstract]
Net loss attributable to UTime Limited, diluted	¥ (60,884)	¥ (87,616)
Weighted average shares outstanding, diluted	16,550,762	11,229,985